SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Schedule of Estimated Useful Lives of Property and Equipment
%

Computers and electronic equipment	33
Clinical and medical equipment	7-15

Schedule of Fair Value Assumptions Used to Value Options Granted
	2016	2015

Dividend yield	0%	0%
Expected volatility	75.2%	88.9%
Risk-free interest	2.1%-3.6%	2.1%-3.5%
Expected life (years)	5.5-6.25	5.5-6.25